Earnings / (Loss) per share, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	382	674	674	409
Dividends declared and paid during the period	$ 0	$ 374